Equity Incentive Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended
	May 28, 2024	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares granted		945,000
Grant date fair value		$ 24.73
Share-Based Payment Arrangement, Noncash Expense		$ 5,717	$ 6,360
Share-Based Payment Arrangement, Expense		$ 1,700	$ 2,140
Sharebased Compensation Arrangement Award Granted Percentage		5.00%
Estimated compensation cost relating to non-vested restricted awards		$ 15,412
Weighted average period		10 months 17 days
Dividends to sharehloders of non-vested shares		$ 712
Equity Incentive Plan 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance	575,000
Restricted common shares granted	575,000
Grant date fair value	$ 26.96
Equity Incentive Plan 2024 [Member] | Vest November 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares to be vested	372,559
Equity Incentive Plan 2024 [Member] | Vest May 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares to be vested	143,441
Equity Incentive Plan 2024 [Member] | Vest May 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares to be vested	59,000